GAM AVALON MULTI-GLOBAL, LLC

                              FINANCIAL STATEMENTS

          FOR THE PERIOD FROM MAY 1, 2001 (COMMENCEMENT OF OPERATIONS)
                                TO MARCH 31, 2002

                                TABLE OF CONTENTS


Fund Commentary                                                               1
Report of Independent Accountants                                             2
Schedule of Investments                                                       3
Statement of Financial Condition                                              4
Statement of Operations                                                       5
Statement of Changes in Members' Capital                                      6
Statement of Cash Flows                                                       7
Notes to Financial Statements                                              8-11

GAM AVALON MULTI-GLOBAL LLC                                        PERIOD ENDED
FUND COMMENTARY                                                    31 MARCH 2002


FUND MANAGEMENT: David Smith (12 years investment experience) is Chief Investment Director of GAM's Multi-Manager Group. Prior to joining GAM in 1998 he was head of Investment Research and Management at Buck Consultants. He joined Buck in 1992 from the actuarial investment consultancy division of Mercer Fraser. Mr. Smith received a BA in Economics from Leicester Polytechnic.


FUND MANAGER'S COMMENTARY: GAM Avalon Multi-Global ended the first quarter of 2002 marginally negative, underperforming the MSCI World Index. However, since inception last May, the Fund remains in positive territory and continues to outperform the index. The market drivers were Asia and the emerging markets, whilst the US and European markets were dogged by bad news as they tried to make sense of conflicting news from the corporate sector at the earnings level versus the increasingly positive aspects of much of the macroeconomic data.

The Fund did well from its long/short equity allocation but was held back by the trading managers, many of whom had a difficult first quarter. However, the European and Asian managers showed good trading skills, and it was noticeable that some of the more experienced managers were better able to cope with this difficult market.

Our biggest concern is "event risk". The global political situation remains tense and it would not require much to frighten the consumer and hence the markets.

In 2001 we were primarily focused on preservation of capital, but there are some signs that the markets may have some fundamental support at these levels. Our strategy will be driven by our view that current signs of economic recovery will eventually feed through to the equity and bond markets. The speed of this transition is what is uncertain at the moment. We believe that markets may disappoint, particularly in the short term, as there are high expectations of the level of recovery. We think this will be especially true for the US and Europe, where we expect recovery to come through, but not until late in 2002, or even into 2003.


FUND FACTS
----------
                                                            MSCI
                              CLOSING        FUND           WORLD
       MONTH                    NAV         RETURN         RETURN
-------------------------------------------------------------------
           April 2001          100.00
             May 2001           97.80       -2.20%          -2.53%
            June 2001           98.33        0.54%          -3.24%
            July 2001           98.25       -0.09%          -1.20%
          August 2001           97.64       -0.62%          -4.78%
       September 2001           97.25       -0.40%          -8.92%
         October 2001           99.02        1.82%           2.06%
        November 2001           99.79        0.78%           5.93%
        December 2001          101.44        1.66%          64.00%
         January 2002          101.09       -0.35%          -3.02%
        February 2002          100.19       -0.88%          -0.85%
           March 2002          100.36        0.17%           4.44%

      FISCAL YEAR TO DATE TOTAL RETURN       0.36%         -11.69%
        2002 YEAR TO DATE TOTAL RETURN      -1.06%           0.42%

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Members of GAM Avalon Multi-Global, LLC

In our opinion, the accompanying statement of financial condition, including the schedule of investments, and the related statements of operations, of changes in members' capital and of cash flows and the financial highlights present fairly, in all material respects, the financial position of GAM Avalon Multi-Global, LLC (the "Company") at March 31, 2002, the results of its operations, the changes in its members' capital, its cash flows and the financial highlights for the period May 1, 2001 (commencement of operations) through March 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2002 by correspondence with the custodian, provides a reasonable basis for our opinion.


/s/  PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

New York, New York
May 10, 2002

GAM Avalon Multi-Global, LLC
Schedule of Investments
March 31, 2002
--------------------------------------------------------------------------------

                                                                                                                   % OF
FUND NAME                                                             COST               FAIR VALUE             NET ASSETS
----------                                                       ------------            -----------            -----------

Olympus Euro (US) Fund Ltd                                        $ 2,940,000            $ 3,073,936                 18.93%
Grossman Currency Fund LP                                           2,735,000              2,878,858                 17.73%
Chilton QP Investment Partners LP                                   2,350,000              2,268,193                 13.97%
Boyer Allan Pacific Fund                                            1,800,000              1,992,570                 12.27%
Rubicon Global Partners LP                                          1,310,000              1,485,932                  9.15%
Standard Pacific Capital Offshore Fund Ltd                          1,380,000              1,444,338                  8.90%
Caxton Equity Growth LLC                                            1,165,000              1,240,160                  7.64%
Capital Works Cypress Fund II LP                                    1,005,000                962,126                  5.93%
Cipher Composite Fund LP                                              400,000                381,400                  2.35%
Eckhardt Futures LP                                                   160,000                163,883                  1.01%
                                                                 ------------            -----------            -----------

TOTAL                                                            $ 15,245,000           $ 15,891,396                 97.88%
                                                                 ============           ============            ===========

The aggregate cost of investments  for tax purposes was  $15,999,985. Net unrealized  depreciation  on investments  for tax purposes  was  $108,589  consisting  of $301,431  of gross  unrealized  appreciation  and  $410,020 of gross  unrealized depreciation.

The accompanying notes are an integral part of these financial statements.

GAM Avalon Multi-Global, LLC
Statement of Financial Condition
March 31, 2002
--------------------------------------------------------------------------------


ASSETS
Investments in investment funds, at fair value                                  $ 15,891,396
Cash and cash equivalents                                                            529,079
Investments paid in advance                                                          500,000
                                                                               --------------

    TOTAL ASSETS                                                                  16,920,475
                                                                               --------------

LIABILITIES
Subscriptions received in advance                                                    437,000
Redemptions payable to members                                                         3,604
Syndication expenses                                                                  99,367
Management fee                                                                        51,231
Professional fees                                                                     35,959
Directors' fees                                                                        2,750
Other accrued expenses                                                                55,550
                                                                               --------------

    TOTAL LIABILITIES                                                                685,461
                                                                               --------------

        NET ASSETS                                                              $ 16,235,014
                                                                               ==============
MEMBERS' CAPITAL
Represented by:
Net capital                                                                     $ 15,588,618
Net unrealized appreciation on investments in investment funds                       646,396
                                                                               --------------

    MEMBERS' CAPITAL                                                            $ 16,235,014
                                                                               ==============


    Net asset value per outstanding unit of limited liability company
      interest ($16,235,014 / 161,767 units outstanding)                        $     100.36
                                                                               ==============

The accompanying notes are an integral part of these financial statements.

GAM Avalon Multi-Global, LLC
Statement of Operations
For the period from May 1, 2001 (commencement of operations) to March 31, 2002
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Interest                                                                    $      4,440
                                                                               --------------

EXPENSES
    Management fee (Note 3)                                                          165,415
    Syndication expenses                                                             101,345
    Administrative and accounting fees                                                69,753
    Professional fees                                                                 57,924
    Investor services                                                                 26,575
    Organization expenses                                                             23,662
    Directors' fees                                                                   11,000
    Custody fees and expenses                                                          9,551
    Other                                                                             38,614
                                                                               --------------

      Gross expenses                                                                 503,839
      Fees waived (Note 3)                                                           (45,792)
                                                                               --------------

      NET EXPENSES                                                                   458,047
                                                                               --------------

      NET INVESTMENT LOSS                                                           (453,607)
                                                                               --------------


      NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS
        IN INVESTMENT FUNDS                                                          646,396
                                                                               --------------

      NET INCREASE IN MEMBERS' CAPITAL DERIVED
        FROM INVESTMENT ACTIVITIES                                              $    192,789
                                                                               ==============

The accompanying notes are an integral part of these financial statements.

GAM Avalon Multi-Global, LLC
Statement of Changes in Members' Capital
For the period from May 1, 2001 (commencement of operations) to March 31, 2002
--------------------------------------------------------------------------------


FROM INVESTMENT ACTIVITIES
    Net investment loss                                                         $   (453,607)
    Net change in unrealized appreciation on investments
      in investment funds                                                            646,396
                                                                               --------------
        NET INCREASE IN MEMBERS' CAPITAL DERIVED
          FROM INVESTMENT ACTIVITIES                                                 192,789
                                                                               --------------

MEMBERS' CAPITAL TRANSACTIONS
    Proceeds from sale of 161,847 units of limited
      liability company interest to Members                                       16,050,700
    Proceeds from sale of 250 units of limited
      liability company interest to the Advisor                                       25,000
    Cost of 330 units repurchased from Members                                       (33,475)
                                                                               --------------
       NET INCREASE IN MEMBERS' CAPITAL DERIVED
          FROM CAPITAL TRANSACTIONS                                               16,042,225
                                                                               --------------

       MEMBERS' CAPITAL AT BEGINNING OF PERIOD                                            --
                                                                               --------------

       MEMBERS' CAPITAL AT END OF PERIOD                                        $ 16,235,014
                                                                               ==============


The accompanying notes are an integral part of these financial statements.

GAM Avalon Multi-Global, LLC
Statement of Cash Flows
For the period from May 1, 2001 (commencement of operations) to March 31, 2002
--------------------------------------------------------------------------------


CASH FLOWS USED IN OPERATING ACTIVITIES
  Net increase in members' capital derived from investment activities                        $    192,789
  Adjustments to reconcile net increase in members' capital derived from investment activities to net cash used in operating activities:
    Purchases of investment funds                                                             (15,245,000)
    Net unrealized appreciation on investment funds                                              (646,396)
    Increase in investments paid in advance                                                      (500,000)
    Increase in expenses payable                                                                  193,626
    Increase in management fee payable                                                             51,231
                                                                                            --------------

      NET CASH USED IN OPERATING ACTIVITIES                                                   (15,953,750)
                                                                                            --------------

CASH FLOWS FROM FINANCING ACTIVITIES
    Capital contributions                                                                      16,512,700
    Capital redemptions                                                                           (29,871)
                                                                                            --------------

      NET CASH PROVIDED BY FINANCING ACTIVITIES                                                16,482,829
                                                                                            --------------

      NET INCREASE IN CASH                                                                        529,079

        Cash at beginning of period                                                                    --
                                                                                            --------------

        Cash at end of period                                                                $    529,079
                                                                                            ==============

The accompanying notes are an integral part of these financial statements.

GAM Avalon Multi-Global, LLC
Notes to Financial Statements
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         GAM Avalon Multi-Global, LLC (the "Fund") was organized as a limited partnership under the laws of Delaware on August 22, 2000 and converted to a limited liability company on January 11, 2002. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to achieve long-term capital appreciation with diversification of risk from investments in financial markets worldwide. The Fund will use Portfolio Managers using a wide range of investment styles that may include investments in stocks, bonds, options, futures and other financial derivatives, distressed securities, and emerging markets. The Fund will not seek to emphasize any particular country, region, industry or sector, but will seek to allocate its assets among a diverse group of Portfolio Managers.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage the Fund, including authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have delegated Global Asset Management (USA) Inc., a Delaware corporation and Advisor of the Fund (the "Advisor"), to provide investment advice regarding the selection of the investment funds and the responsibility of the day-to-day management of the Fund.

         The Advisor, owning 250 units, is an indirect wholly-owned subsidiary of Global Asset Management Limited, which is a wholly-owned subsidiary of UBS AG, and is registered as an investment advisor under the Investment Advisors Act of 1940, as amended.

         GAM International Management Limited, a limited company organized under the laws of the United Kingdom, serves as an investment consultant to the Fund.

         GAM Services Inc. (the "Selling Agent"), a wholly owned subsidiary of the Advisor, acts as the Selling Agent for the Fund. The Selling Agent may appoint additional placement agents ("Placement agent") to assist in the placement of units.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the Advisor may determine. The Fund reserves the right to reject any application for interests in the Fund.

         The Directors of the Fund, from time to time and in their complete and exclusive discretion, may determine to repurchase units from Members, including the Advisor, pursuant to written tenders by Members on such terms and conditions as the Directors may determine. The Advisor expects that generally, beginning in December 2001, it will recommend to the Directors that the Fund offers to repurchase units from Members two times each year, in June and December. No person may become a substituted Member without the written consent of the Advisor, which consent may be withheld for any reason in the Advisor's sole and absolute discretion. Units may be transferred only (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member or (ii) with the written consent of the Advisor.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         A.   PORTFOLIO VALUATION

         The net asset value of the Fund is determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. A fiscal period typically begins on the first business day and ends on the last business day of each month.

         The financial statements include investments valued at $15,891,396 (97.88% of members' capital), whose values have been estimated by the Advisor in the absence of readily ascertainable market values.
         Investments in limited partnerships are carried at the Fund's proportionate share of the total equity in the investee partnership and investments in offshore corporations and mutual funds are valued at the net asset value per share as of the close of business on March 31, 2002. However, because of the inherent uncertainty of valuation, those estimated values may

GAM Avalon Multi-Global, LLC
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

         differ from the values that would have been used had a ready market for the investments existed, and the differences could be material.

         Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the investment funds as a return of capital.

         B.   INCOME RECOGNITION

         Interest  income is recorded on the accrual  basis.  Realized gains and
         losses  from  Investment  Fund   transactions  are  calculated  on  the
         identified cost basis.

         C.   FUND EXPENSES

         The Fund will bear all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of insurance; registration expenses; certain offering and organization costs; and expenses of meetings of the Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

         D.   INCOME TAXES

         No provision for the payment of federal, state or local income taxes has been provided on the profits of the Fund. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

         E.   CASH AND CASH EQUIVALENTS

         The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents. At March 31, 2002, $529,079 in cash and cash equivalents was held at PFPC Trust Co.

         F.   USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Advisor to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Advisor believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results may differ from these estimates.

     3.  MANAGEMENT FEE, PROFIT ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

         The Advisor provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for the services of the Advisor, the Fund will pay the Advisor a management fee of 2% per annum of net assets.

         PFPC Trust Co. (an affiliate of The PNC Financial Services Group) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Inc. (also an affiliate of The PNC Financial Services Group) serves as administrator and accounting agent to the Fund and in that capacity provides certain accounting, record keeping, tax and investor related services. The Fund pays a monthly fee to the custodian and the administrator based primarily upon average net assets, subject to a minimum monthly fee. The Fund will provide for the reimbursement of out of pocket expenses of PFPC Inc. For the period ended March 31, 2002, administrative and accounting fees and custody fees waived were $40,625 and $5,167, respectively.

         The Selling Agent and Placement Agents are entitled to receive a front-end sales charge in an amount up to 5% of the gross investment in the Fund, subject to a minimum charge of 1%. Sales charges may be adjusted or waived at the sole discretion of the Selling Agent or Placement Agent. The sales charge will be added to the subscription amount and will not constitute part of the capital contribution to the Fund or part of the assets of the Fund.

GAM Avalon Multi-Global, LLC
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

         Each Director, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $3,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses.

         As of the last business day of each month, any net profit or net loss for the fiscal period is allocated among and credited to or debited against the Capital Accounts of the Members in accordance with their respective Fund Percentages for such fiscal period. The Fund Percentage of a Member for a fiscal period shall be determined by dividing the balance of the Member's Capital Account as of the commencement of such fiscal period by the sum of the Capital Accounts of all of the Members as of the commencement of such fiscal period. The sum of the Fund Percentages of all Members for each Fiscal Period shall equal 100%.

     4.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the investment funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Fund's risk of loss in these investment funds is limited to the value of these investments reported by the Fund.

     5.  FINANCIAL HIGHLIGHTS
                                                                      2002(a)
                                                                    ----------
           Per unit operating performance
           (For a unit of members' capital
           outstanding throughout the period):
           Net asset value, beginning of period                      $ 100.00
                                                                     --------
           INCOME FROM INVESTMENT OPERATIONS:
           Net investment loss                                          (5.01)
           Net unrealized gain
             on investment transactions                                  5.37
                                                                     --------

           Total from investment operations                              0.36
                                                                     --------

           Net asset value, end of period                            $ 100.36
                                                                     ========

           TOTAL RETURN  (b)                                            0.36%

           SUPPLEMENTAL DATA:
           Net assets, end of period (000)                           $16,235
           RATIO TO AVERAGE NET ASSETS:
             Expenses, before waivers (c)(d)                            6.51%
             Expenses, net of waivers (c)(d)(e)                         5.92%
             Net investment loss (c)                                   (5.86%)
           Portfolio turnover rate                                         0%

         ----------------
         (a) Period from May 1, 2001 (commencement of operations) to March 31, 2002
         (b) Not annualized for periods less than a year
         (c) Annualized for periods less than one year
         (d) Expense ratios of underlying funds are not included in the expense ratio
         (e) The Advisor agreed to limit the expenses at 2.75% for the year ended March 31, 2003 10

GAM Avalon Multi-Global, LLC
19th and 25th Floors
135 East 57th Street
New York, NY 10022

DIRECTORS AND EXECUTIVE OFFICERS
NAME, ADDRESS AND AGE                PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------                ----------------------------------------------
Dr. Burkhard Poschadel (56)          Group Chief Executive  Officer,  Global Asset Management  Limited,  March 2000 to present.  Dr.
Chairman and Director                Poschadel  received a Ph.D.  in  Economics  from the  University  of  Hamburg/Freiburg.  He was
12 St. James's Place                 appointed  Chief  Executive  Officer of the GAM Group in March  2000,  and has been a long time
London SW1A 1NX                      employee of UBS AG. Dr.  Poschadel served as the Head of Human Resources of UBS Private Banking
England                              from  1998-2000  and  served as the Global  Head of  Research  and  Portfolio  Management  from
                                     1994-1997. He is a director of twelve GAM Funds.

George W. Landau (82)                Senior Advisor, Latin America, The Coca Cola Company,  Atlanta, GA, 1998 to present.  Director,
Director                             GAM Funds,  Inc.,  1994 to present.  President,  Council of Advisors,  Latin America,  Guardian
2601 South Bayshore Drive            Industries,  Auburn Hills, MI, 1993 to present. Director,  Emigrant Savings Bank, New York, NY,
Suite 1109                           1987 to present. Director, seven Credit Suisse Asset Management (CSAM) funds, formerly known as
Coconut Grove, FL 33133              BEA Associates, New York, NY, 1989 to present. Director, Fundacion Chile, Santiago, Chile, 1992 to present.  Former President of the Council for the Americas and Americas Society,  1985-1993.
                                     Former Ambassador to Venezuela, Chile and Paraguay. He is a director of twelve GAM Funds.

Robert J. McGuire (65)               Attorney/Consultant,  Morvillo,  Abramowitz,  Grand, Iason & Silberberg, P.C., 1998 to present.
Director                             Director, GAM Funds, Inc., 1998 to present.  Director,  Emigrant Savings Bank, 1999 to present.
1085 Park Avenue                     Director, one Credit Suisse Asset Management (CSAM) fund, formerly known as BEA Associates, New
New York, NY 10128                   York, NY, 1998 to present.  President/Chief Operating Officer, Kroll Associates,  1989-1997. He
                                     is a director of twelve GAM Funds.

Roland Weiser (71)                   Chairman,  Intervista business  consulting,  1984 to 1990.  Director,  GAM Funds, Inc., 1988 to
Director                             present.  Director,  GAM Diversity Fund and Unimed  Pharmaceuticals,  Inc.,  1989-1999.  Former
86 Beekman Road                      Senior  Vice  President  (International),  Schering  Plough  Corporation.  He is a director  of
Summit, NJ 07901                     thirteen GAM Funds.

Kevin J. Blanchfield (47)            Managing  Director  - Chief  Operating  Officer,  and Chief  Financial  Officer,  Global  Asset
Vice President and Treasurer         Management  (USA) Inc., Vice President and Treasurer,  GAM  Investments,  Inc. and GAM Services
Global Asset Management (USA) Inc.   Inc., 1993 to present. Senior Vice President, Finance and Administration,  Lazard Freres & Co.,
135 East 57th Street                 1991-1993.
New York, NY 10022

Joseph J. Allessie (36)              General Counsel and Corporate  Secretary,  Global Asset  Management (USA) Inc., GAM Investments
Secretary                            Inc.,  and GAM  Services  Inc.,  1999 to  present.  Regulatory  Officer to State of New Jersey,
Global Asset Management (USA) Inc.   Department of Law and Public Safety, Bureau of Securities, 1993-1999.
135 East 57th Street
New York, NY 10022

                                             *********************************************
